FINANCIAL ASSETS AND LIABILITIES (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Effect of Derivative Instruments in the Combined Income Statement

			Gains (Losses) from
(Dollars in millions)	Total		Hedge Activity
For the three months ended June 30:	2022	2021	2022	2021
Cost of services	$3,677	$4,162	$1	$—
Selling, general and administrative expenses	694	714	—	—
Other expense (income)	(3)	11	(2)	—

	Gain (Loss) Recognized in Consolidated Income Statement
(Dollars in millions)	Consolidated	Recognized on		Attributable to Risk
For the three months	Income Statement	Derivatives		Being Hedged
ended June 30:	Line Item	2022	2021	2022	2021
Derivative instruments not designated as hedging instruments:
Foreign exchange contracts	Other expense (income)	$(2)	$—	NA	NA
Total		$(2)	$—	$—	$—

	Gain (Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
(Dollars in millions)	Recognized		Consolidated	Reclassified
For the three months	in OCI		Income Statement	from AOCI
ended June 30:	2022	2021	Line Item	2022	2021
Derivative instruments in cash flow hedges:
Foreign exchange contracts	$(5)	$—	Cost of services	$1	$—
			Selling, general and administrative expenses		—
			Other expense (income)		—
Total	$(5)	$—		$1	$—

NA — not applicable

			Gains (Losses) from
(Dollars in millions)	Total		Hedge Activity
For the three months ended March 31:	2022	2021	2022	2021
Cost of services	$3,824	$4,318	$1	$—
Selling, general and administrative expenses	690	714	—	—
Other expenses	27	22	(1)	—

	Gain (Loss) Recognized in Consolidated Income Statement
(Dollars in millions)	Consolidated	Recognized on		Attributable to Risk
For the three months	Income Statement	Derivatives		Being Hedged
ended March 31:	Line Item	2022	2021	2022	2021
Derivative instruments not designated as hedging instruments:
Foreign exchange contracts	Other expenses	$(1)	$—	NA	NA
Total		$(1)	$—	$—	$—

	Gain (Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
(Dollars in millions)	Recognized		Consolidated	Reclassified
For the three months	in OCI		Income Statement	from AOCI
ended March 31:	2022	2021	Line Item	2022	2021
Derivative instruments in cash flow hedges:
Foreign exchange contracts	$1	$—	Cost of services	$1	$—
			Selling, general and administrative expenses	—	—
			Other expenses	—	—
Total	$1	$—		$1	$—

NA - not applicable

				Gains (Losses) from
(Dollars in millions)	Total			Hedge Activity
For the year ended December 31:	2021	2020	2019	2021	2020	2019
Cost of services	$16,550	$17,137	$17,676	$1	$7	$19
Selling, general and administrative expenses	2,776	2,948	2,970	—	(1)	12
Other (income) and expense	35	25	(29)	4	6	20

	Gain (Loss) Recognized in Consolidated Income Statement
	Consolidated	Recognized on			Attributable to Risk
(Dollars in millions)	Income Statement	Derivatives			Being Hedged
For the year ended December 31:	Line Item	2021	2020	2019	2021	2020	2019
Derivative instruments not designated as hedging instruments:
Foreign exchange contracts	Other (income) and expense	$4	$6	$20	NA	NA	NA
Total		$4	$6	$20	$—	$—	$—

NA – not applicable

	Gain (Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
				Consolidated	Reclassified
(Dollars in millions)	Recognized in OCI			Income Statement	from AOCI
For the year ended December 31:	2021	2020	2019	Line Item	2021	2020	2019
Derivative instruments in cash flow hedges:
Foreign exchange contracts	$4	$—	$—	Cost of services	$1	$7	$19
				Selling, general and administrative expenses	—	(1)	12
Total	$4	$—	$—		$1	$6	$31